Significant Accounting Policies (Tables)	12 Months Ended
Nov. 30, 2021
Accounting Policies [Abstract]
Schedule of Allowance for Credit Loss
A rollforward of the allowance for credit losses related to receivables for the years ended November 30, 2021, 2020 and 2019 is as follows (in thousands):

	2021	2020	2019
Beginning balance	$53,926	$34,018	$31,055
Adjustment for adoption of accounting principle for current expected credit losses	26,519	—	—
Provision for doubtful accounts (1)	55,876	48,157	29,800
Charge-offs, net of recoveries (1)	(60,322)	(28,249)	(26,837)
Ending balance	$75,999	$53,926	$34,018
(1) The year ended November 30, 2021 includes a $39.0 million bad debt expense related to our prime brokerage business, recorded during the second quarter.
Supplemental Cash Flow Information
Supplemental Cash Flow Information

	Year Ended November 30,
	2021	2020	2019
	(In thousands)
Cash paid during the year for:
Interest, net of amounts capitalized	$936,272	$1,080,368	$1,563,152
Income tax payments (refunds), net	$727,126	$25	$24,587